Share capital (Tables)	9 Months Ended
Jul. 31, 2022
Text block [abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended									For the nine months ended
$ millions, except number of shares			2022 Jul. 31			2022 Apr. 30	2021 Jul. 31					2022 Jul. 31			2021 Jul. 31
	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount	Number of shares	(1)	Amount
Balance at beginning of period	903,154,932		$ 14,545	901,922,630		$14,457	898,186,252		$14,130	901,655,952		$14,351	894,170,658		$13,908
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	203,657		11	230,540		12	958,340		50	1,510,875		82	2,834,554		145
Shareholder investment plan	635,977		40	514,216		37	455,792		33	1,603,223		113	1,563,982		98
Employee share purchase plan	661,554		44	515,390		41	585,726		41	1,709,684		125	1,896,152		116
	904,656,120		$14,640	903,182,776		$14,547	900,186,110		$14,254	906,479,734		$14,671	900,465,346		$14,267
Purchase of common shares for cancellation	–		–	–		–	–		–	(1,800,000)		(29)	–		–
Treasury shares	35,053		3	(27,844)		(2)	(22,656)		(2)	11,439		1	(301,892)		(15)
Balance at end of period	904,691,173		$14,643	903,154,932		$14,545	900,163,454		$14,252	904,691,173		$14,643	900,163,454		$14,252
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity ratios
Our capital, leverage and total loss absorbing capacity (TLAC) ratios are presented in the table below:

$ millions, as at		2022 Jul. 31	2021 Oct. 31
Common Equity Tier 1 (CET1) capital (1)		$35,718	$33,751
Tier 1 capital (1)	A	40,038	38,344
Total capital (1)		46,401	44,202
Total risk-weighted assets (RWA)	B	303,743	272,814
CET1 ratio		11.8%	12.4%
Tier 1 capital ratio		13.2%	14.1%
Total capital ratio		15.3%	16.2%
Leverage ratio exposure (2)	C	$941,694	$823,343
Leverage ratio	A/C	4.3%	4.7%
TLAC available	D	$87,061	$76,701
TLAC ratio	D/B	28.7%	28.1%
TLAC leverage ratio	D/C	9.2%	9.3%
(1)
Includes the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020. The transitional arrangement results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital. The amount is subject to certain adjustments and limitations until the end of fiscal 2022.

(2)
The temporary exclusion of qualifying sovereign-issued securities from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the first quarter of 2022. Central bank reserves continue to be excluded from the measure.